Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense
Income tax expense consisted of the following for the respective periods:

	Years Ended December 31,
($ in thousands)	2021	2020	2019
Current:
Federal	$—	$—	$—
State	170	163	254

Total current	170	163	254
Deferred:
Federal	—	—	—
State	—	—	—

Total deferred	—	—	—

Income tax expense	$170	$163	$254

Schedule of Effective Income Tax Rate Reconciliation
The provision for income taxes differs from the tax computed using the statutory U.S. federal income tax rate as a result of the following items for the respective periods:

	Years Ended December 31,
(In thousands, except percentages)	2021		2020		2019
Provision at federal statutory income tax rate	$1,392	21.0%	$(4,821)	21.0%	$(10,857)	21.0%
Incentive stock options	647	9.8%	286	(1.2)%	266	(0.5)%
State income taxes	360	5.4%	(446)	1.9%	(2,003)	3.9%
Transaction costs	(1,226)	(18.5)%	—	0.0%	—	0.0%
Valuation allowance	(675)	(10.2)%	4,999	(21.8)%	12,363	(23.9)%
Change in fair value of warrant liabilities	(517)	(7.8)%	—	0.0%	—	0.0%
Other	189	2.9%	145	(0.6)%	485	(1.0)%

Effective income tax rate	$170	2.6%	$163	(0.7)%	$254	(0.5)%

Schedule of Deferred Income Tax Assets and Liabilities
Deferred tax assets and liabilities consist of th
e
 following as of December 31:

($ in thousands)	2021	2020
Deferred tax assets:
Federal net operating loss carryforwards	$26,721	$27,847
State net operating loss carryforwards	4,703	5,133
Operating lease liabilities	1,284	—
Other	2,762	1,892

Gross deferred tax assets	35,470	34,872
Valuation allowance	(33,336)	(34,011)

Deferred tax assets, net of valuation allowance	2,134	871
Deferred tax liabilities:
Operating lease right-of-use asset	(1,187)	—
Property and equipment	(874)	(865)
Other	(73)	(6)

Gross deferred tax liabilities	(2,134)	(871)

Net deferred income taxes	$—	$—